Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	$ 16,302	$ 11,188	$ 21,355
Foreign currency translation adjustments, net	654	(799)	1,116
Reclassification adjustments	(288)	(22)	162
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	366	(821)	1,278
Unrealized holding gains/(losses) on derivative financial instruments, net	476	220	(10)
Reclassification adjustments for (gains)/losses included in net income	(664)	27	(520)
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	(188)	247	(530)
Unrealized holding gains/(losses) on available-for-sale securities, net	(1)	(185)	818
Reclassification adjustments for (gains)/losses included in net income	39	124	(244)
Reclassification adjustments for unrealized gains included in Retained earnings	0	(462)	0
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	38	(522)	574
Benefit plans: actuarial losses, net	(826)	(649)	(212)
Reclassification adjustments related to amortization	241	242	588
Reclassification adjustments related to settlements, net	274	142	117
Other	22	112	(145)
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	(289)	(153)	348
Benefit plans: prior service costs and other, net	(7)	(9)	(2)
Reclassification adjustments related to amortization of prior service costs and other, net	(181)	(181)	(184)
Reclassification adjustments related to curtailments of prior service costs and other, net	(2)	(19)	(18)
Other	1	2	0
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	(189)	(207)	(203)
Other comprehensive income/(loss), before tax	(262)	(1,457)	1,468
Tax provision/(benefit) on other comprehensive income/(loss)	115	518	(262)
Other comprehensive income/(loss) before allocation to noncontrolling interests	(376)	(1,975)	1,730
Comprehensive income before allocation to noncontrolling interests	15,926	9,214	23,085
Less: Comprehensive income attributable to noncontrolling interests	18	16	62
Comprehensive income attributable to Pfizer Inc.	$ 15,908	$ 9,198	$ 23,023